COMMITMENTS	12 Months Ended
Dec. 31, 2015
COMMITMENTS [Abstract]
COMMITMENTS
26.	COMMITMENTS

(a)	Operating leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2013, 2014 and 2015 were $1,141, $1,316 and $1,507, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2016	$1,279
2017	249
2018	104

$1,632

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2029 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2013, 2014 and 2015 were $67,314, $71,533 and $64,752 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2016	$21,035
2017	18,215
2018	17,193
2019	15,539
2020	15,620
2021 and thereafter	9,378

$96,980

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment and gas stations and a property. The minimum purchase payments under non-cancellable purchase agreements were $26,177 for the year ending December 31, 2016. No capital commitments exist beyond fiscal year 2016.

(d)	Other commitments

In December 2014, the Group has entered into an agreement with East Jiacheng to commit to contribute capital of $1,455 into Jiacheng Advertising, a company invested by the Group and East Jiacheng. As of December 31, 2014, the Group had not yet contributed capital, which shall be payable within 50 years as is permitted under the current PRC laws.

In August 2015, the Group disposed its 30% interest in Jiacheng Advertising to AM Jinsheng (see Note 6) with no committed capital paid. Later in September 2015, AM Jinsheng was disposed to a third party. The capital injection obligation to Jiacheng Advertising was transferred out with the disposal.